COMMITMENTS	12 Months Ended
Dec. 31, 2021
COMMITMENTS
COMMITMENTS

26.         COMMITMENTS

(a)          Operating lease commitments

The Company leases production factories, warehouses and employees’ hostel from unrelated parties under non-cancellable operating lease arrangements. The leases have varying terms and the total future minimum lease payments of the Company under non-cancellable operating leases are payable as follows:

	As of December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Within one year	13,404	13,431	5,793
After one year and within five years	33,325	46,728	—
	46,729	60,159	5,793

The leases typically run for an initial period of three to five years, with an option to renew the lease when all terms are renegotiated. Lease payments are usually increased every five years to reflect market rentals. None of the leases includes contingent rentals.

(b)         Capital commitments

The Company’s capital expenditures consist of expenditures on property, plant and equipment and capital contribution. Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	As of December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Contracted for capital commitment in respect of capital contribution to its wholly foreign owned subsidiary in the PRC:
Chengdu Future	30,000,000	30,000,000	30,000,000
Antelope Chengdu	65,250,000	65,250,000	—
Hainan Antelope Holding	63,726,000	—	—
Antelope Future (Yangpu)	63,726,000	—	—
Antelope Investment (Hainan)	50,000,000	—	—
Antelope Ruicheng Investment	50,000,000	—	—
Hainan Kylin Cloud Service Technology	5,000,000	—	—